Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Schedule of share capital
	December 31, 2022			December 31, 2021
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	15,886,287	15,317,667	25,000,000	15,862,887	15,294,267